Quarterly Financial Information (Unaudited)	6 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Note 11—Quarterly Financial Information (Unaudited)
The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement and revision of the Company’s financial statements as described in Note 2—Restatement of Previously Issued Financial Statements. The restatement and revision had no impact net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$693,957,206	$—	$693,957,206

Liabilities and shareholders’ equity
Total current liabilities	$1,052,132	$—	$1,052,132
Deferred legal fees	239,161
Deferred underwriting commissions	24,150,000	—	24,150,000
Derivative warrant liabilities	—	56,334,070	56,334,070

Total liabilities	25,441,293	56,334,070	81,536,202
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	663,276,660	(56,334,070)	606,942,590
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	267	564	831
Class B ordinary shares - $0.0001 par value	1,725	—	1,725
Additional paid-in-capital	5,204,860	19,364,816	24,569,676
Accumulated deficit	(206,850)	(19,365,380)	(19,572,230)

Total shareholders’ equity	5,000,002	—	5,000,002

Total liabilities and shareholders’ equity	$693,717,955	$—	$693,478,794

	Period From July 3, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(164,056)	$—	$(164,056)
Other (expense) income:
Change in fair value of warrant liabilities	—	(18,076,180)	(18,076,180)
Financing cost	—	(1,289,200)	(1,289,200)
Unrealized loss on investments held in Trust Account	(42,794)	—	(42,794)

Total other (expense) income	(42,794)	(19,365,380)	(19,408,174)

Net loss	$(206,850)	$(19,365,380)	$(19,572,230)

Basic and Diluted weighted-average Class A common shares outstanding	69,000,000	—	69,000,000

Basic and Diluted net loss per Class A share	$(0.00)	—	$(0.00)

Basic and Diluted weighted-average Class B common shares outstanding	17,250,000	—	17,250,000

Basic and Diluted net loss per Class B share	$—	—	$(1.13)

	Period From July 3, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(206,850)	$(19,365,380)	$(19,572,230)
Adjustment to reconcile net loss to net cash used in operating activities	67,794	19,365,380	19,433,174
Net cash used in operating activities	(515,550)	—	(515,550)
Net cash used in investing activities	(690,000,000)	—	(690,000,000)
Net cash provided by financing activities	693,295,138	—	693,295,138

Net change in cash	$2,779,588	$—	$2,779,588

Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the DGCL, Cayman Islands Companies Act (as revised) (the “CICA”) and the Company’s amended and restated memorandum and articles of association, the Company will effect a deregistration under the CICA and a domestication under Section 388 of the DGCL (by means of filing a certificate of domestication with the Secretary of State of Delaware), pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”).
In connection with the Domestication, (i) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one
basis, into a share of common stock, par value $0.0001, of the Company (after its Domestication) (the “RTP Common Stock”), (ii) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one
basis, into a share of RTP Common Stock, (iii) each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of RTP Common Stock (“Domesticated RTP Warrant”), and (iv) each then issued and outstanding unit of the Company (the “Cayman RTP Units”) will convert automatically into a share of RTP Common Stock, on a one-for-one
basis, and
one-fourth
of one Domesticated RTP Warrant.
On February 23, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 83.5 million shares of RTP Common Stock for an aggregate purchase price equal to $835 million (the “PIPE Investment”), $115 million of which is expected to be funded in the aggregate by Reinvent Technology SPV I LLC and Reinvent Capital Fund LP. The PIPE Investment will be consummated substantially concurrently with the Closing.
The consummation of the proposed Joby Business Combination is subject to certain conditions as further described in the Merger Agreement.